SENIOR NOTES - Schedule of Outstanding Senior Notes (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Consolidated Balance Sheet Amount	$ 2,352,000,000	$ 2,350,000,000
Senior Notes
Debt Instrument [Line Items]
Principal Amounts	2,400,000,000
Consolidated Balance Sheet Amount	2,352,000,000	2,350,000,000
Fair Value	$ 1,689,000,000	1,648,000,000
Senior Notes | 4.868% Senior notes
Debt Instrument [Line Items]
Debt instrument, stated interest rate (in percent)	4.868%
Principal Amounts	$ 400,000,000
Consolidated Balance Sheet Amount	398,000,000	398,000,000
Fair Value	$ 355,000,000	347,000,000
Senior Notes | 3.5% Senior notes
Debt Instrument [Line Items]
Debt instrument, stated interest rate (in percent)	3.50%
Principal Amounts	$ 1,000,000,000
Consolidated Balance Sheet Amount	982,000,000	982,000,000
Fair Value	$ 698,000,000	681,000,000
Senior Notes | 3.125% Senior notes
Debt Instrument [Line Items]
Debt instrument, stated interest rate (in percent)	3.125%
Principal Amounts	$ 1,000,000,000
Consolidated Balance Sheet Amount	972,000,000	971,000,000
Fair Value	$ 636,000,000	$ 620,000,000